Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Schedule of Assumptions used for Fair Value of Convertible Promissory Notes [Table Text Block]
	October 31, 2015	January 31 2015
Risk-free interest rate	0.66%	0.61%
Expected life (years)	1.59	2.34
Expected volatility (1)	133.05%	147.42%
Stock price	$3.18	$4.80
Dividend yields	0.00%	0.00%

	2015	2014
Risk-free interest rate	0.61%	0.05%
Expected life (years)	2.34	0.36
Expected volatility (1)	147.42%	212.64%
Stock price	$4.80	$3.20
Dividend yields	0.00%	0.00%

Revenue from External Customers by Geographic Areas [Table Text Block]
	Three months ended		Nine months ended
		October 31,		October 31,
	2015	2014	2015	2014

United States	$267,448	$78,840	722,039	$270,003
Canada	50,300	66,950	216,118	160,587

	$317,748	$145,790	938,157	$430,590

	2015	2014
United States	$343,769	$394,867
Canada	213,443	244,240
	$557,212	$639,107

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	October 31, 2015		January 31, 2015
	Equipment	Intangible assets	Equipment	Intangible assets

United States	$9,793	$41,990	$12,688	$14,211
Canada	6,636	29,945	8,453	29,945

	$16,429	$71,935	$21,141	$44,156

	2015		2014
	Equipment	Intangible assets	Equipment	Intangible assets

United States	$12,688	$14,211	$-	$-
Canada	8,453	29,945	6,300	39,877

	$21,141	$44,156	$6,300	$39,877

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended October 31,		Nine months ended October 31,
	2015	2014	2015	2014
Numerator
Net income (loss)	$(3,533,421)	7,227,623	$(8,483,089)	$(23,039,610)
Less: Adjustment to income	-	(10,103,774)	-	-
	$(3,533,421)	$(2,876,151)	$(8,483,089)	$(23,039,610)
Denominator
Weighted average common shares outstanding	1,695,437	910,089	1,302,714	888,265
Effect of dilutive securities
Warrants	-	1,494,900	-	-
Convertible debt	-	2,496,611	-	-
Diluted weighted average common shares outstanding	1,695,437	4,901,600	1,302,714	888,265
Basic net income (loss) per share	$(2.08)	$7.94	$(6.51)	$(25.94)
Diluted net income (loss) per share	$(2.08)	$(0.59)	$(6.51)	$(25.94)
Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	3,712,167	1,951,874	3,712,167	3,446,774
Convertible debt	2,372,150	-	2,372,150	2,496,611
	6,084,317	1,951,874	6,084,317	5,943,385

	2015	2014
Numerator
Net loss	$(21,078,265)	$(4,238,490)
Less: Shareholder dividend – Note 12(i)	-	(239,680)
	$(21,078,265)	$(4,478,170)
Denominator
Weighted average common shares outstanding	903,659	785,463

Basic and diluted net loss per share	$(23.33)	$(5.70)

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	3,423,399	169,386
Convertible debt	2,449,944	241,284
	5,873,343	410,670